Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable

As at December 31 (millions of dollars)	2021	2020
Accounts receivable - billed	346	347
Accounts receivable - unbilled	409	421
Accounts receivable, gross	755	768
Allowance for doubtful accounts	(56)	(46)
Accounts receivable, net	699	722

Schedule of Allowance for Doubtful Accounts
The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2021 and 2020:

Year ended December 31 (millions of dollars)	2021	2020
Allowance for doubtful accounts – beginning	(46)	(22)
Write-offs	15	11
Additions to allowance for doubtful accounts[1]	(25)	(35)
Allowance for doubtful accounts – ending	(56)	(46)
1 Additions to allowance for doubtful accounts for the year ended December 31, 2020 included an incremental $14 million related to the COVID-19 pandemic. There were no additional COVID-19 related amounts included in the allowance for doubtful accounts for the year ended December 31, 2021.